Summary of Significant Accounting Policies (Schedule of Basic and Diluted Net Loss Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of stock used in basic and diluted loss per share	11,800,874	7,903,373
Basic and diluted net loss per share	$ (0.32)	$ (0.50)
Puttable Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of stock used in basic and diluted loss per share	85,247	25,538
Allocation of net loss	$ (27,457)	$ (12,728)
Basic and diluted net loss per share	$ (0.32)	$ (0.50)
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of stock used in basic and diluted loss per share	11,800,874	7,903,373
Allocation of net loss	$ (3,800,954)	$ (3,938,862)
Basic and diluted net loss per share	$ (0.32)	$ (0.50)